Performance (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from continuing operations by category

	2020	2019	2018
	(US$ millions)
Mobile	2,116	2,150	2,126
Cable and other fixed services	1,803	1,928	1,565
Other	52	51	43
Service revenue	3,971	4,130	3,734
Telephone and equipment and other	201	206	212
Total revenue	4,171	4,336	3,946
Revenue from continuing operations by country or operation (i)

	2020	2019	2018
	(US$ millions)
Colombia	1,346	1,532	1,661
Paraguay	544	610	679
Bolivia	584	639	614
El Salvador	389	386	405
Tanzania	366	382	399
Nicaragua	220	157	13
Costa Rica	140	153	155
Panama	585	475	17
Other operations	3	4	6
Eliminations	(5)	(3)	(2)
Total	4,171	4,336	3,946
(i)    The revenue figures above are shown after intercompany eliminations.
Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2020			Twelve months ended December 31, 2019			Twelve months ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group	Latin America	Africa	Total Group	Latin America	Africa	Total Group
Mobile	Over time	1,728	239	1,967	1,747	261	2,007	1,701	280	1,981
Mobile Financial Services	Point in time	31	118	149	31	112	143	37	108	145
Cable and other fixed services	Over time	1,794	8	1,803	1,919	9	1,928	1,556	10	1,565
Other	Over time	51	1	52	51	1	52	42	1	43
Service Revenue		3,604	366	3,971	3,748	382	4,130	3,336	398	3,734
Telephone and equipment	Point in time	201	—	201	206	—	206	212	—	212
Revenue from contracts with customers		3,805	366	4,171	3,954	382	4,336	3,548	399	3,946

Disclosure of cost of sales
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2020	2019	2018
	(US$ millions)
Direct costs of services sold	(847)	(878)	(799)
Cost of telephone, equipment and other accessories	(216)	(230)	(229)
Bad debt and obsolescence costs	(108)	(93)	(90)
Cost of sales	(1,171)	(1,201)	(1,117)

Disclosure of operating expenses
Operating expenses, net

	2020	2019	2018
	(US$ millions)
Marketing expenses	(396)	(402)	(391)
Site and network maintenance costs	(234)	(245)	(192)
Employee related costs (B.4.)	(477)	(496)	(500)
External and other services	(174)	(204)	(181)
Rentals and (operating) leases (i)	(1)	(1)	(152)
Other operating expenses	(225)	(257)	(201)
Operating expenses, net	(1,505)	(1,604)	(1,616)
(i)Decrease as from the year 2019 is due to IFRS 16 application - see further explanations above in "New and amended IFRS accounting standards" section.

Disclosure of other operating income (expense)
The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2020	2019	2018
		(US$ millions)
Income from tower deal transactions	E.3.	—	5	61
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	—	(8)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		—	—	7
Impairment of AirtelTigo's receivable	G.5.	(45)	—	—
Gain (loss) on disposal of equity investments	C.7.3.	25	(32)	—
Other income (expenses)		9	1	13
Other operating income (expenses), net		(12)	(34)	75

Disclosure of operating segments	Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2020, 2019 and 2018, were as follows:

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2020
Mobile revenue	3,220	357	—	(1,461)	—	2,116
Cable and other fixed services revenue	2,097	8	—	(302)	(1)	1,803
Other revenue	60	1	—	(6)	(2)	52
Service revenue (i)	5,377	366	—	(1,769)	(4)	3,971
Telephone and equipment and other revenue (i)	466	—	—	(266)	—	201
Revenue	5,843	366	—	(2,035)	(4)	4,171
Operating profit (loss)	803	36	(32)	(536)	175	446
Add back:
Depreciation and amortization	1,561	89	11	(453)	—	1,208
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(171)	(171)
Other operating income (expenses), net	(5)	—	23	(3)	(4)	12
EBITDA (ii)	2,360	125	2	(992)	—	1,495
EBITDA from discontinued operations	—	(4)	—	—	—	(4)
EBITDA incl discontinued operations	2,360	121	2	(992)	—	1,491
Capital expenditure (iii)	(926)	(42)	(4)	258	—	(714)
Changes in working capital and others (iv)	61	11	(7)	(43)	—	22
Taxes paid	(260)	(10)	(2)	131	—	(142)
Operating free cash flow (v)	1,234	80	(11)	(645)	—	657
Total Assets (vi)	13,418	926	4,052	(5,116)	(859)	12,422
Total Liabilities	8,878	959	3,342	(2,044)	(987)	10,148

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2019
Mobile revenue	3,258	372	—	(1,480)	—	2,150
Cable and other fixed services revenue	2,197	9	—	(277)	—	1,928
Other revenue	60	1	—	(9)	—	51
Service revenue (i)	5,514	382	—	(1,766)	—	4,130
Telephone and equipment revenue (i)	449	—	—	(243)	—	206
Revenue	5,964	382	—	(2,010)	—	4,336
Operating profit (loss)	980	19	(64)	(540)	179	575
Add back:
Depreciation and amortization	1,435	99	9	(444)	—	1,100
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(179)	(179)
Other operating income (expenses), net	2	(2)	42	(8)	—	34
EBITDA (ii)	2,418	117	(13)	(992)	—	1,530
EBITDA from discontinued operations	—	(3)	—	—	—	(3)
EBITDA incl discontinued operations	2,418	114	(13)	(992)	—	1,527
Capital expenditure (iii)	(1,040)	(58)	(9)	261	—	(846)
Changes in working capital and others (iv)	(86)	14	(52)	(18)	—	(143)
Taxes paid	(225)	(10)	(8)	129	—	(114)
Operating free cash flow (v)	1,067	59	(82)	(619)	—	425
Total Assets (vi)	13,859	936	3,715	(5,465)	(150)	12,895
Total Liabilities	8,413	909	3,977	(2,119)	(965)	10,215

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2018
Mobile revenue	3,214	388	—	(1,475)	—	2,126
Cable and other fixed services revenue	1,808	10	—	(253)	—	1,565
Other revenue	48	1	—	(6)	—	43
Service revenue (i)	5,069	398	—	(1,734)	—	3,734
Telephone and equipment revenue (i)	415	—	—	(203)	—	212
Total Revenue	5,485	399	—	(1,937)	—	3,946
Operating profit (loss)	990	21	(38)	(488)	154	640
Add back:
Depreciation and amortization	1,133	80	5	(416)	—	803
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(154)	(154)
Other operating income (expenses), net	(51)	(3)	(2)	(19)	—	(75)
EBITDA (ii)	2,072	98	(35)	(922)	—	1,213
EBITDA from discontinued operations	—	44	—	—	—	44
EBITDA incl discontinued operations	2,072	143	(35)	(922)	—	1,257
Capital expenditure (iii)	(872)	(59)	(2)	225	—	(708)
Changes in working capital and others (iv)	(42)	28	13	(12)	—	(13)
Taxes paid	(264)	(24)	(6)	142	—	(153)
Operating free cash flow (v)	894	88	(30)	(568)	—	383
Total Assets (vi)	11,751	839	2,752	(5,219)	190	10,313
Total Liabilities	6,127	905	2,953	(1,814)	(650)	7,521
(i)    Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non recurring revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.
(ii) EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management. EBITDA for the year ended December 31, 2018 is not fully comparable to EBITDA for the years ended December 31, 2019 and December 31, 2020 because of the application of IFRS 16 which had a positive impact as compared to what our EBITDA was under IAS 17 standard.
(iii) Cash spent for capex excluding spectrum and licenses of $101 million (2019: $59 million; 2018: $61 million) and cash received on tower deals of nil (2019: $22 million; 2018: $141 million).
(iv)    Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.
(v)    Operating Free Cash Flow is EBITDA less cash capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.
(vi)    Segment assets include goodwill and other intangible assets.
(vii) Including eliminations for Guatemala and Honduras as reported in the Latam segment.
Disclosure of number of permanent employees
Number of permanent employees

	2020	2019	2018
Continuing operations(i)	16,955	17,687	16,725
Joint ventures (Guatemala, Honduras and Ghana)	4,464	4,688	4,416
Discontinued operations	—	—	262
Total	21,419	22,375	21,403
(i) Emtelco headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs.
Disclosure of employee related costs

	Notes	2020	2019	2018
		(US$ millions)
Wages and salaries		(356)	(358)	(346)
Social security		(66)	(68)	(60)
Share based compensation	B.4.1.	(24)	(27)	(21)
Pension and other long-term benefit costs	B.4.2.	(4)	(4)	(7)
Other employees related costs		(27)	(39)	(67)
Total		(477)	(496)	(500)

Disclosure of cost of share-based compensation
Cost of share based compensation

	2020	2019	2018
	(US$ millions)
2016 incentive plans	—	—	(4)
2017 incentive plans	—	(7)	(8)
2018 incentive plans	(2)	(8)	(11)
2019 incentive plans	(8)	(14)	—
2020 incentive plans	(13)	—	—
Total share based compensation	(24)	(27)	(21)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR portion(s)

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
Performance share plan 2017 (Relative TSR)	(0.40)	3.80	22.50	2.92	27.06
Performance share plan 2017 (Absolute TSR)	(0.40)	3.80	22.50	2.92	29.16
Performance share plan 2016 (Relative TSR)	(0.65)	3.49	30.00	2.61	43.35
Performance share plan 2016 (Absolute TSR)	(0.65)	3.49	30.00	2.61	45.94
(i) Historical volatility retained was determined on the basis of a three-year historic average.
Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2020 plans		2019 plans		2018 plans		2017 plans
	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan
			(number of shares)
Initial shares granted	341,897	370,131	257,601	297,856	237,196	262,317	279,807	438,505
Additional shares granted(i)	—	5,928	—	43,115	—	3,290	2,868	29,406
Revision for forfeitures	(13,008)	(9,880)	(35,558)	(22,636)	(43,639)	(37,433)	(50,279)	(89,011)
Revision for cancellations	—	—	—	—	(4,728)	—	—	—
Total before issuances	328,889	366,179	222,043	318,335	188,829	228,174	232,396	378,900
Shares issued in 2017	—	—	—	—	—	—	—	(2,686)
Shares issued in 2018	—	—	—	—	(97)	(18,747)	(2,724)	(99,399)
Shares issued in 2019	—	—	(150)	(24,294)	(3,109)	(54,971)	(19,143)	(82,486)
Shares issued in 2020	—	(3,571)	(17)	(96,629)	(304)	(35,125)	(158,394)	(194,329)
Performance conditions	—	—	—	—	—	—	(52,135)	—
Shares still expected to vest	328,889	362,608	221,876	197,412	185,319	119,331	—	—
Estimated cost over the vesting period (US$ millions)	13	15	11	18	12	14	10	20
(i) Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
Disclosure of directors renumeration charge
Remuneration charge for the Board (gross of withholding tax)

	2020	2019	2018
	(US$ ’000)
Chairperson	300	366	169
Other members of the Board	1,188	1,557	774
Total (i)	1,488	1,923	943

Shares beneficially owned by the Directors

	2020	2019
	(number of shares)
Chairperson	13,427	5,814
Other members of the Board	52,593	32,279
Total (i)	66,020	38,093
(i)Cash compensation converted from SEK to USD at exchange rates on payment dates for 2018. In 2019 and 2020 cash compensation was denominated in USD. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2020: in total 32,358 shares; 2019: in total 19,483 shares-includes 2,876 additional shares that were awarded for the period from the 9 January 2019 date of listing on the Nasdaq Stock Market in the US and the date of the 2019 AGM; 2018: in total 6,591 shares). Net remuneration comprised 71% in shares and 29% in cash (SEK) (2019: 73% in shares and 27% in cash; 2018: 51% in shares and 49% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (8 members)(iii)
	(US$ ’000)
2020
Base salary	1,173	670	2,612
Bonus	1,301	509	1,837
Pension	285	100	663
Other benefits	82	38	303
Termination benefits	—	—	—
Total before share based compensation	2,841	1,317	5,414
Share based compensation(i)(ii) in respect of 2020 LTIP	7,114	1,834	3,796
Total	9,955	3,151	9,210

	CEO	CFO	Executive Team (9 members)
	(US$ ’000)
2019
Base salary	1,167	654	3,498
Bonus	1,428	626	2,098
Pension	279	98	798
Other benefits	50	260	1,521
Termination benefits	—	—	863
Total before share based compensation	2,924	1,639	8,779
Share based compensation(i)(ii) in respect of 2019 LTIP	5,625	1,576	5,965
Total	8,549	3,215	14,743

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2018
Base salary	1,112	673	3,930
Bonus	1,492	557	2,445
Pension	247	101	962
Other benefits	66	63	805
Termination benefits	—	—	301
Total before share based compensation	2,918	1,393	8,444
Share based compensation(i)(ii) in respect of 2018 LTIP	5,027	1,567	4,957
Total	7,945	2,960	13,401
(i)    See note B.4.1.
(ii)    Share awards of 153,894 and 135,269 were granted in 2020 under the 2019 LTIPs to the CEO, and Executive Team (2019: 102,122 and 135,480, respectively; 2018: 80,264 and 112,472, respectively).
(iii)    'Other Executives' includes compensation paid in 2020 to Rachel Samren former Chief External Affairs Officer (departure August 31, 2020) and to HL Rogers former Chief Ethics and Compliance Officer (departure January 1, 2020). Additionally other Benefits' for 'Other Executives' include medical and dental insurance for Daniel Loria, former CHRO.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

	CEO	Executive team	Total
	(number of shares)
2020
Share ownership (vested from equity plans and otherwise acquired)	194,432	169,725	364,157
Share awards not vested	325,250	297,317	622,567
2019
Share ownership (vested from equity plans and otherwise acquired)	190,577	136,306	326,883
Share awards not vested	236,211	334,193	570,404

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

		December 31
	Note	2020	2019	2018
		(US$ millions)
Change in fair value of derivatives	C.7.2.	(11)	—	(1)
Change in fair value in investment in Jumia	C.7.3.	(18)	(38)	—
Change in fair value in investment in HT	C.7.3.	(16)	312	—
Change in value of call option asset and put option liability	C.7.4.	5	(25)	—
Exchange gains (losses), net		(69)	(32)	(40)
Other non-operating income (expenses), net		3	10	2
Total		(106)	227	(39)

Disclosure of income tax charge
Income tax charge

	2020	2019	2018
	(US$ millions)
Income tax (charge) credit
Withholding tax	(83)	(56)	(64)
Other income tax relating to the current year	(65)	(88)	(82)
Adjustments in respect of prior years	(29)	(7)	1
Total	(177)	(151)	(145)
Deferred tax (charge) credit
Origination and reversal of temporary differences	99	58	32
Effect of change in tax rates	(5)	(8)	(10)
Tax income (expense) before valuation allowances	94	50	22
Effect of valuation allowances	(19)	(9)	(8)
Total	75	41	14
Adjustments in respect of prior years	—	(10)	19
	75	31	33
Tax (charge) credit on continuing operations	(102)	(120)	(112)
Tax (charge) credit on discontinuing operations	(2)	(2)	(4)
Total tax (charge) credit	(104)	(122)	(116)

Disclosure of income tax calculation
Income tax calculation

	2020			2019			2018
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	(271)	(11)	(282)	218	59	277	119	(29)	90
Tax at the weighted average statutory rate	82	3	85	(37)	(11)	(48)	(1)	—	(1)
Effect of:
Items taxed at a different rate	1	—	1	(1)	—	(1)	7	—	7
Change in tax rates on deferred tax balances	(5)	—	(5)	(8)	—	(8)	(10)	—	(10)
Expenditure not deductible and income not taxable	(106)	(3)	(109)	(37)	9	(28)	(59)	(2)	(61)
Unrelieved withholding tax	(83)	—	(83)	(56)	—	(56)	(64)	—	(64)
Accounting for associates and joint ventures	42	—	42	36	—	36	5	—	5
Movement in deferred tax on unremitted earnings	15	—	15	9	—	9	(2)	—	(2)
Unrecognized deferred tax assets	(27)	—	(27)	(20)	—	(20)	(8)	(2)	(10)
Recognition of previously unrecognized deferred tax assets	8	—	8	11	—	11	—	—	—
Adjustments in respect of prior years	(29)	(2)	(31)	(17)	—	(17)	20	—	20
Total tax (charge) credit	(102)	(2)	(104)	(120)	(2)	(122)	(112)	(4)	(116)
Weighted average statutory tax rate	30.3%		30.1%	17.0%		17.3%	0.8%		1.1%
Effective tax rate	(37.5)%		(36.8)%	55.0%		44.0%	94.1%		128.9%

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2018	(178)	44	(34)	134	—	(34)
(Charge)/credit to income statement	41	(15)	8	(3)	—	31
Change in scope	(88)	5	—	4	—	(73)
Exchange differences	2	—	1	(3)	—	—
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
Deferred tax assets	84	34	—	134	(52)	200
Deferred tax liabilities	(307)	—	(25)	(5)	52	(285)
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
(Charge)/credit to income statement	81	150	15	(171)	—	75
Change in scope	—	—	—	—	—	—
Transfers to assets held for sale	—	—	—	—	—	—
Exchange differences	—	3	(1)	(4)	—	(2)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets	97	187	—	102	(189)	197
Deferred tax liabilities	(239)	—	(11)	(148)	189	(209)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2020	57	4,668	218	4,943
At December 31, 2019	92	4,705	126	4,923

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2020	2019	2018
	(US$ millions)
Expiry:
Within one year	3	1	—
Within one to five years	3	2	3
After five years	1,089	493	493
No expiry	3,573	4,209	4,390
Total	4,668	4,705	4,886

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2020	2019	2018
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	(332)	93	23
Net profit (loss) attributable to equity holders from discontinued operations	(12)	57	(33)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	(344)	149	(10)
Weighted average number of shares in the earnings (loss) per share computation

	2020	2019	2018
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	101,172	101,144	100,793
Potential incremental shares as a result of share options	—	—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	101,172	101,144	100,793